TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
SCHEDULE OF TRADE AND OTHER RECEIVABLES

A summary of the Company’s trade and other receivables is as follows:

	December 31, 2025	December 31, 2024
	$	$
Trade receivables	20,371	17,402
COMIBOL contract prepayment	1,995	2,395
COMIBOL initial investment period CAPEX receivable (note 6(a))	16,193	21,158
Uncertain income tax position receivable (note 18(c))	9,356	15,226
VAT receivable	71,944	73,320
Other receivables	4,789	909
Balance, end of year	124,648	130,410
Less: current portion	(88,399)	(99,854)
Non-current portion	36,249	30,556